Administrative Expenses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Administrative Expenses [Abstract]
Legal, and travel expenses		$ 10.2
Restructuring costs	$ 2.6